Acquisitions Of Subsidiaries - Additional Information (Detail) $ / shares in Units, $ in Thousands					3 Months Ended	12 Months Ended
	Aug. 01, 2022 USD ($)	Apr. 30, 2021 USD ($)	Aug. 03, 2020 USD ($)	Aug. 03, 2020 USD ($) shares	Apr. 30, 2023 USD ($)	Apr. 30, 2023 USD ($)	Apr. 30, 2021 USD ($)	Feb. 06, 2023 USD ($) shares	Aug. 31, 2022 shares $ / shares	Feb. 23, 2022 USD ($)
Disclosure of acquisition of subsidiary [line items]
Cash transferred			$ 3,000	$ 3,000
Revenue of combined entity							$ 25,351
Profit loss of combined equity							21,761
Goodwill			7,566	7,566
Gross contractual amounts receivable for acquired receivables					$ 38	$ 38
Useful life measured as period of time, intangible assets other than goodwill					7 years
Equity interests of acquirer			8,725	8,725
Gain recognised in bargain purchase transaction	$ 153,692					153,692
Consideration transferred, acquisition-date fair value			$ 11,725	$ 11,725	$ 266,647	$ 266,647
Treasury shares [member]
Disclosure of acquisition of subsidiary [line items]
Equity interests of acquirer								$ 12,977
Gross carrying amount [member] | Treasury shares [member]
Disclosure of acquisition of subsidiary [line items]
Consideration transferred, acquisition-date fair value								$ 266,647
Policy Pal Pte Ltd [Member]
Disclosure of acquisition of subsidiary [line items]
Percentage of issued shared capital acquired			51.00%	51.00%
Cash transferred			$ 3,000	$ 3,000
Profit loss of acquire							(1,119)
Revenue of acquire							$ 301
Goodwill			$ 7,566	$ 7,566
Acquisition related Costs		$ 7
Percentage of non controlling interest acquired			49.00%
Class A ordinary shares [member] | Policy Pal Pte Ltd [Member]
Disclosure of acquisition of subsidiary [line items]
Number of shares issued consideration for acquisition | shares				702,765
Class B Ordinary shares [Member] | AMTD Assets [Member]
Disclosure of acquisition of subsidiary [line items]
Share price | $ / shares									$ 520
Number of instruments or interests issued or issuable | shares								515,385	515,385
AMTD IDEA Group [Member]
Disclosure of acquisition of subsidiary [line items]
Cash transferred										$ 992,800
Percentage of equity interest acquired										82.70%
AMTD IDEA Group [Member] | AMTD Assets [Member]
Disclosure of acquisition of subsidiary [line items]
Percentage of equity interest acquired									96.10%